LEASES - Right-of-use assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	$ 518	$ 581
Additions and adjustments	80	17
Disposals and other		2
Depreciation	(75)	(82)
Ending balance, right-of-use assets	523	518
Terminals
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	176	168
Additions and adjustments	0	26
Disposals and other		0
Depreciation	(18)	(18)
Ending balance, right-of-use assets	158	176
Rail
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	142	177
Additions and adjustments	39	0
Disposals and other		2
Depreciation	(35)	(37)
Ending balance, right-of-use assets	146	142
Buildings
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	127	143
Additions and adjustments	1	1
Disposals and other		0
Depreciation	(15)	(17)
Ending balance, right-of-use assets	113	127
Land & Other
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	73	93
Additions and adjustments	40	(10)
Disposals and other		0
Depreciation	(7)	(10)
Ending balance, right-of-use assets	$ 106	$ 73